Note 7 - Income Tax - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ 1,679	$ 5,878	$ 4,209
Deferred tax assets	1,133	1,473
Deferred tax liabilities	2,813	7,352
Temporary difference, property, equipment and intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	20,016	20,466
Temporary difference, share-based remuneration [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(4,094)	0
Temporary difference, trade receivables [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(367)	(300)
Temporary difference, intercompany interest costs subject to limitations [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(7,648)	(8,066)
Temporary difference, withholding tax expected to be credited [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(34)	(216)
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(5,247)	(5,399)
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ (947)	$ (606)